GOVERNMENT ASSISTANCE	12 Months Ended
Dec. 31, 2021
Government Assistance
GOVERNMENT ASSISTANCE

28. GOVERNMENT ASSISTANCE

In response to COVID-19, the Government of Canada announced the Canada Emergency Wage Subsidy (“CEWS”) program in April 2020. CEWS provides a wage subsidy on eligible remuneration, subject to a maximum per employee, to eligible employers based on meeting certain eligibility criteria. The Company determined that it qualified for this subsidy. The Company has recognized the government assistance as a reduction to expenses as it has complied with the eligibility criteria and the subsidy has been received. Included in the statement of comprehensive loss for the year ended December 31, 2021 is - $250,756 (2020 - $490,748) relating to the CEWS program of which was recorded as a reduction of wages and salaries included in operating expenses.

In September 2020, the Government of Canada announced the Canada Emergency Rent Subsidy (“CERS”) to provide a rent subsidy to eligible businesses based on meeting certain eligibility criteria. The Company determined that it qualified for this subsidy as well. The Company has recognized the government assistance as a reduction to expenses as it has complied with the eligibility criteria and the subsidy has been received. The amount included in the statement of comprehensive loss for the year ended December 31, 2021 is - $22,668 (2020 - $nil) relating to the CERS program of which was recorded as a reduction of rent included in operating expenses. As at December 31, 2021, the Company had - $nil (2020 - $nil) included in amounts receivables for CERS subsidies receivable.

In October 2021 the Government of Canada announced the Hardest Hit Business Recovery Program (“HHBRP”) to provide continued wage and rent subsidies to business’ severely affected by COVID-19, based on meeting certain eligibility criteria. The Company determined that it qualified for this subsidy. The Company has recognized the government grant as a reduction to expenses as it has complied with the eligibility criteria and the subsidy has been received. The amount included in the statement of comprehensive loss for the year ended December 31, 2021 is - $50,756 in wage subsidies and $3,791 in rent subsidies (2020 - $nil, and - $nil respectively) relating to the HHBRP program of which were recorded as a reduction wages and salaries and rent expense respectively. As at December 31, 2021, the Company had - $54,548 (2020 - $nil) included in amounts receivables for HHBRP subsidies receivable.